THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
January 31, 2022 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (67.45%)
COMMUNICATIONS (0.40%)
Media (0.40%)
Take-Two Interactive Software, Inc. (a)	8,409	$1,373,526

TOTAL COMMUNICATIONS		1,373,526

CONSUMER DISCRETIONARY (12.69%)
Consumer Discretionary Products (6.31%)
Gentex Corp.	298,676	9,378,426
Gentherm, Inc. (a)	35,826	3,130,834
LGI Homes, Inc. (a)	29,989	3,733,930
Under Armour, Inc. , Class A(a)	284,444	5,356,081
		21,599,271

Consumer Discretionary Services (1.94%)
Royal Caribbean Cruises, Ltd. (a)	58,077	4,518,972
Strategic Education, Inc.	35,214	2,100,867
		6,619,839

Retail & Whsle - Discretionary (4.44%)
Nordstrom, Inc. (a)	71,346	1,605,285
Sleep Number Corp. (a)	72,325	5,171,237
Stitch Fix, Inc. , Class A(a)	100,309	1,648,077
TJX Cos., Inc.	93,742	6,746,612
		15,171,211

TOTAL CONSUMER DISCRETIONARY		43,390,321

ENERGY (3.73%)
Oil & Gas (3.73%)
Core Laboratories NV	28,475	759,428
Coterra Energy, Inc.	322,602	7,064,984
Southwestern Energy Co. (a)	1,124,720	4,948,768
		12,773,180

TOTAL ENERGY		12,773,180

HEALTH CARE (5.03%)
Health Care (5.03%)
Align Technology, Inc. (a)	17,156	8,491,534
Intuitive Surgical, Inc. (a)	21,111	5,999,324
Myriad Genetics, Inc. (a)	102,968	2,707,029
		17,197,887

TOTAL HEALTH CARE		17,197,887

INDUSTRIALS (10.78%)
Industrial Products (6.19%)
Cognex Corp.	101,947	6,775,398
Graco, Inc.	43,386	3,148,088
Proto Labs, Inc. (a)	111,613	5,600,740
Snap-on, Inc.	27,216	5,667,732
		21,191,958

		Value
	Shares	(Note 2)
INDUSTRIALS (continued)
Industrial Services (4.59%)
Alarm.com Holdings, Inc. (a)	64,433	$4,804,769
Deluxe Corp.	44,206	1,330,601
JetBlue Airways Corp. (a)	200,992	2,940,513
Landstar System, Inc.	30,964	4,954,240
MSC Industrial Direct Co., Inc. , Class A	20,443	1,668,966
		15,699,089

TOTAL INDUSTRIALS		36,891,047

TECHNOLOGY (34.82%)
Software & Tech Services (12.07%)
Akamai Technologies, Inc. (a)	99,689	11,419,375
Autodesk, Inc. (a)	30,105	7,519,928
IHS Markit, Ltd.	27,705	3,235,667
Intuit, Inc.	17,496	9,714,304
Open Text Corp.	92,927	4,447,486
Paychex, Inc.	42,125	4,960,640
		41,297,400

Tech Hardware & Semiconductors (22.75%)
Arista Networks, Inc. (a)	50,336	6,257,268
Dolby Laboratories, Inc. , Class A	93,629	8,225,308
Garmin, Ltd.	82,972	10,323,376
InterDigital, Inc.	37,608	2,596,080
IPG Photonics Corp. (a)	12,927	1,996,834
Microchip Technology, Inc.	106,774	8,272,850
Plantronics, Inc. (a)	114,633	3,054,969
Plexus Corp. (a)	112,755	8,740,768
Power Integrations, Inc.	91,650	7,397,072
Pure Storage, Inc. , Class A(a)	248,017	6,569,970
Super Micro Computer, Inc. (a)	209,943	8,506,890
Viasat, Inc. (a)	133,100	5,859,062
		77,800,447

TOTAL TECHNOLOGY		119,097,847

TOTAL COMMON STOCKS
(Cost $155,228,943)		$230,723,808

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (19.45%)
COMMUNICATIONS (1.24%)
Cable & Satellite (0.31%)
Comcast Corp.
4.150% 10/15/2028	$960,000	$1,057,735

Entertainment Content (0.31%)
ViacomCBS, Inc.
3.700% 06/01/2028	1,000,000	1,054,541

Wireless Telecommunications Services (0.62%)
AT&T, Inc.
4.350% 03/01/2029	965,000	1,061,016
4.450% 04/01/2024	4,000	4,210
Verizon Communications, Inc.
4.329% 09/21/2028	960,000	1,058,330
		2,123,556

TOTAL COMMUNICATIONS		4,235,832

	Principal	Value
	Amount	(Note 2)
CONSUMER DISCRETIONARY (2.15%)
Airlines (0.31%)
Southwest Airlines Co.
3.450% 11/16/2027	$1,030,000	$1,070,548

Automobiles Manufacturing (0.32%)
General Motors Co.
5.000% 10/01/2028	960,000	1,072,044

Consumer Services (0.31%)
Cintas Corp. No 2
3.700% 04/01/2027	1,000,000	1,071,706

Restaurants (0.30%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	757,000	1,030,047

Retail - Consumer Discretionary (0.91%)
Advance Auto Parts, Inc.
1.750% 10/01/2027	1,120,000	1,068,227
Amazon.com, Inc.
5.200% 12/03/2025	885,000	988,195
Lowe's Cos., Inc.
3.650% 04/05/2029	990,000	1,055,063
		3,111,485

TOTAL CONSUMER DISCRETIONARY		7,355,830

CONSUMER STAPLES (0.54%)
Food & Beverage (0.31%)
Anheuser-Busch InBev Worldwide, Inc.
4.000% 04/13/2028	975,000	1,057,290

Mass Merchants (0.23%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	780,775

TOTAL CONSUMER STAPLES		1,838,065

ENERGY (2.18%)
Integrated Oils (0.32%)
BP Capital Markets America, Inc.
4.234% 11/06/2028	975,000	1,072,664

Pipeline (1.24%)
Energy Transfer LP
5.250% 04/15/2029	970,000	1,079,693
Enterprise Products Operating LLC
3.125% 07/31/2029	1,030,000	1,059,393
MPLX LP
2.650% 08/15/2030	1,095,000	1,058,140
ONEOK, Inc.
4.550% 07/15/2028	975,000	1,044,223
		4,241,449

Refining & Marketing (0.62%)
Phillips 66
2.150% 12/15/2030	1,135,000	1,061,962
Valero Energy Corp.
4.000% 04/01/2029	1,010,000	1,069,153
		2,131,115

TOTAL ENERGY		7,445,228

	Principal	Value
	Amount	(Note 2)
FINANCIALS (3.99%)
Banks (1.24%)
Regions Financial Corp.
1.800% 08/12/2028	$1,120,000	$1,067,337
Truist Financial Corp., Series MTN
3.875% 03/19/2029	980,000	1,053,578
US Bancorp, Series DMTN
3.000% 07/30/2029	1,035,000	1,066,800
Wells Fargo & Co., Series GMTN
4.300% 07/22/2027	980,000	1,066,769
		4,254,484

Commercial Finance (0.32%)
GATX Corp.
4.700% 04/01/2029	957,000	1,073,782

Diversified Banks (0.94%)
Bank of America Corp., Series L
4.183% 11/25/2027	995,000	1,068,676
Citigroup, Inc.
4.125% 07/25/2028	990,000	1,061,158
JPMorgan Chase & Co.
4.125% 12/15/2026	990,000	1,067,916
		3,197,750

Financial Services (0.59%)
Morgan Stanley, Series GMTN
3.700% 10/23/2024	1,020,000	1,067,249
Northern Trust Corp.
3M US L + 1.131% 05/08/2032 (b)	930,000	959,149
		2,026,398

Life Insurance (0.28%)
Principal Financial Group, Inc.
3.100% 11/15/2026	920,000	954,313

Real Estate (0.62%)
Simon Property Group LP
2.450% 09/13/2029	1,080,000	1,066,644
Welltower, Inc.
4.125% 03/15/2029	980,000	1,066,943
		2,133,587

TOTAL FINANCIALS		13,640,314

HEALTH CARE (1.24%)
Health Care Facilities & Services (0.31%)
CVS Health Corp.
3.250% 08/15/2029	1,022,000	1,055,438

Managed Care (0.31%)
Anthem, Inc.
3.650% 12/01/2027	1,000,000	1,064,425

Pharmaceuticals (0.62%)
AbbVie, Inc.
4.250% 11/14/2028	965,000	1,056,951
Astrazeneca Finance LLC
1.750% 05/28/2028	1,100,000	1,064,687
		2,121,638

TOTAL HEALTH CARE		4,241,501

	Principal	Value
	Amount	(Note 2)
INDUSTRIALS (2.85%)
Aerospace & Defense (0.51%)
Lockheed Martin Corp.
3.100% 01/15/2023	$680,000	$691,770
Raytheon Technologies Corp.
4.125% 11/16/2028	970,000	1,059,546
		1,751,316

Engineering & Construction (0.21%)
Fluor Corp.
4.250% 09/15/2028	725,000	723,249

Railroad (0.89%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	2,030
3.400% 09/01/2024	875,000	910,081
CSX Corp.
4.250% 03/15/2029	987,000	1,087,912
Union Pacific Corp.
3.950% 09/10/2028	975,000	1,061,405
		3,061,428

Transportation & Logistics (0.61%)
FedEx Corp.
2.400% 05/15/2031	1,090,000	1,052,062
United Parcel Service, Inc.
6.200% 01/15/2038	745,000	1,034,362
		2,086,424

Waste & Environment Services & Equipment (0.63%)
Republic Services, Inc.
3.375% 11/15/2027	1,025,000	1,076,133
Waste Management, Inc.
3.150% 11/15/2027	1,020,000	1,064,024
		2,140,157

TOTAL INDUSTRIALS		9,762,574

MATERIALS (0.31%)
Chemicals (0.31%)
DuPont de Nemours, Inc.
4.725% 11/15/2028	940,000	1,059,218

TOTAL MATERIALS		1,059,218

UTILITIES (4.95%)
Utilities (4.95%)
Ameren Corp.
1.750% 03/15/2028	1,120,000	1,061,110
American Electric Power Co., Inc., Series J
4.300% 12/01/2028	970,000	1,056,055
Arizona Public Service Co.
2.600% 08/15/2029	1,080,000	1,075,019
Black Hills Corp.
3.150% 01/15/2027	930,000	954,530
CenterPoint Energy, Inc.
4.250% 11/01/2028	975,000	1,063,016
CMS Energy Corp.
3.450% 08/15/2027	910,000	962,211
DTE Energy Co.
2.950% 03/01/2030	1,070,000	1,080,440
Duke Energy Corp.
3.400% 06/15/2029	1,030,000	1,070,254
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	915,000	910,723

	Principal	Value
	Amount	(Note 2)
UTILITIES (continued)
Utilities (continued)
ITC Holdings Corp.
4.050% 07/01/2023	$540,000	$555,306
National Rural Utilities Cooperative Finance Corp.
3.400% 02/07/2028	1,010,000	1,061,978
NiSource, Inc.
2.950% 09/01/2029	1,055,000	1,065,661
PacifiCorp
5.250% 06/15/2035	870,000	1,059,687
Public Service Electric and Gas Co.
3.200% 05/15/2029	1,010,000	1,061,361
Puget Energy, Inc.
3.650% 05/15/2025	725,000	757,692
Southern Co., Series 21-B
1.750% 03/15/2028	1,130,000	1,070,958
WEC Energy Group, Inc.
1.375% 10/15/2027	1,130,000	1,068,549
		16,934,550

TOTAL UTILITIES		16,934,550

TOTAL CORPORATE BONDS
(Cost $67,269,615)		$66,513,112

FOREIGN CORPORATE BONDS (1.54%)
ENERGY (1.23%)
Exploration & Production (0.32%)
Canadian Natural Resources, Ltd.
3.850% 06/01/2027	1,015,000	1,073,948

Integrated Oils (0.31%)
Shell International Finance BV
2.375% 11/07/2029	1,075,000	1,069,259

Pipeline (0.60%)
Enbridge, Inc.
3.700% 07/15/2027	1,005,000	1,061,572
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	695,000	991,125
		2,052,697

TOTAL ENERGY		4,195,904

FINANCIALS (0.31%)
Diversified Banks (0.31%)
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	975,000	1,067,352

TOTAL FINANCIALS		1,067,352

TOTAL FOREIGN CORPORATE BONDS
(Cost $5,300,643)		$5,263,256

FOREIGN GOVERNMENT BONDS (0.21%)
Corp Andina de Fomento
4.375% 06/15/2022	712,000	720,289

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $716,475)		$720,289

	Principal	Value
	Amount	(Note 2)
GOVERNMENT & AGENCY OBLIGATIONS (10.67%)
U.S. Treasury Notes
0.125% 04/30/2022	$2,000,000	$1,999,611
0.125% 12/31/2022	20,000,000	19,882,934
1.375% 10/15/2022	4,500,000	4,524,415
1.500% 03/31/2023	10,000,000	10,074,219
		36,481,179

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $36,672,773)		$36,481,179

				Value
	Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (0.53%)
MONEY MARKET FUND (0.53%)
First American Treasury Obligations Fund, 12/31/2049	0.010	%(c)	1,824,081	1,824,081

TOTAL SHORT TERM INVESTMENTS
(Cost $1,824,081)				$1,824,081

TOTAL INVESTMENTS (99.85%)
(Cost $267,012,530)				$341,525,725

Other Assets In Excess Of Liabilities (0.15%)				526,131

NET ASSETS (100.00%)				$342,051,856

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described below. The rate in effect as of January 31, 2022 is based on the reference rate plus the displayed spread as of the securities last reset date.
(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Common Abbreviations:
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

Libor Rates:
3M US L - 3 Month LIBOR as of January 31, 2022 was 0.32%

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments
January 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments
January 31, 2022 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments
January 31, 2022 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$230,723,808	$–	$–	$230,723,808
Corporate Bonds(a)	–	66,513,112	–	66,513,112
Foreign Corporate Bonds(a)	–	5,263,256	–	5,263,256
Foreign Government Bonds	–	720,289	–	720,289
Government & Agency Obligations	–	36,481,179	–	36,481,179
Short Term Investments	1,824,081	–	–	1,824,081
TOTAL	$232,547,889	$108,977,836	$–	$341,525,725

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2022, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.